UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1512

Oppenheimer Capital Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/28/2014

Item 1. Schedule of Investments.

CONSOLIDATED

STATEMENT OF INVESTMENTS November 28, 2014* Unaudited

	Shares	Value
Common Stocks—25.2%
Consumer Discretionary—3.1%
Hotels, Restaurants & Leisure—1.0%
Brinker International, Inc.	438,801	$ 24,717,661

Media—1.3%
Cinemark Holdings, Inc.	591,430	21,474,823
Comcast Corp., Cl. A	214,000	12,206,560
		33,681,383

Multiline Retail—0.8%
Dollar General Corp.[1]	110,000	7,341,400
Macy’s, Inc.	138,100	8,964,071
Target Corp.	59,050	4,369,700
		20,675,171

Consumer Staples—1.6%
Beverages—0.5%
Coca-Cola Co. (The)	273,000	12,238,590

Tobacco—1.1%
Altria Group, Inc.	270,000	13,570,200
Philip Morris International, Inc.	159,000	13,821,870
		27,392,070

Energy—2.8%
Energy Equipment & Services—0.6%
Baker Hughes, Inc.	89,980	5,128,860
Pacific Drilling SA1	846,827	5,207,986
Schlumberger Ltd.	63,000	5,414,850
		15,751,696

Oil, Gas & Consumable Fuels—2.2%
Canadian Natural Resources Ltd.	121,200	4,021,988
Chevron Corp.	101,480	11,048,127
ConocoPhillips	200,610	13,254,303
Exxon Mobil Corp.	38,420	3,478,547
HollyFrontier Corp.	280,216	11,438,417
Noble Energy, Inc.	107,280	5,276,030
Royal Dutch Shell plc, Cl. B	113,953	3,956,189
Valero Energy Corp.	33,280	1,617,741
		54,091,342

Financials—3.7%
Commercial Banks—0.8%
Citigroup, Inc.	126,500	6,827,205
JPMorgan Chase & Co.	91,000	5,474,560
M&T Bank Corp.	66,000	8,317,320
		20,619,085

Insurance—0.7%
ACE Ltd.	141,000	16,121,940

OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs)—2.2%
American Assets Trust, Inc.	205,000	$ 8,056,500
Blackstone Mortgage Trust, Inc., Cl. A	301,450	8,609,412
Macerich Co. (The)	100,000	7,908,000
Outfront Media, Inc.	47,431	1,283,483
Starwood Property Trust, Inc.	1,263,430	30,398,126
		56,255,521

Health Care—3.6%
Health Care Equipment & Supplies—0.7%
Baxter International, Inc.	182,000	13,286,000
Covidien plc	45,000	4,545,000
		17,831,000

Health Care Providers & Services—0.8%
HCA Holdings, Inc.[1]	18,759	1,307,315
UnitedHealth Group, Inc.	173,000	17,062,990
Universal Health Services, Inc., Cl. B	9,670	1,011,675
		19,381,980

Pharmaceuticals—2.1%
Actavis plc[1]	21,530	5,826,233
Merck & Co., Inc.	329,110	19,878,244
Novartis AG, ADR	144,000	13,917,600
Roche Holding AG	44,000	13,160,524
		52,782,601

Industrials—2.8%
Aerospace & Defense—1.3%
Honeywell International, Inc.	259,700	25,728,479
Northrop Grumman Corp.	50,000	7,046,500
		32,774,979

Airlines—0.2%
United Continental Holdings, Inc.[1]	57,415	3,515,520

Construction & Engineering—0.7%
Quanta Services, Inc.[1]	605,000	18,452,500

Machinery—0.2%
Flowserve Corp.	81,730	4,811,445

Trading Companies & Distributors—0.4%
AerCap Holdings NV1	67,000	2,968,770
WESCO International, Inc.[1]	88,356	7,279,651
		10,248,421

Information Technology—1.7%
Communications Equipment—1.0%
Cisco Systems, Inc.	165,222	4,566,736
Juniper Networks, Inc.	69,000	1,529,040
QUALCOMM, Inc.	168,300	12,269,070
Telefonaktiebolaget LM Ericsson, Cl. B	640,000	8,062,374
		26,427,220

2 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment—0.5%
Xilinx, Inc.	285,000	$ 12,950,400

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	38,053	4,525,643

Materials—1.2%
Chemicals—1.2%
Celanese Corp., Series A	116,000	6,968,120
LyondellBasell Industries NV, Cl. A	192,900	15,212,094
Methanex Corp.	168,000	8,678,880
		30,859,094

Telecommunication Services—1.7%
Diversified Telecommunication Services—1.7%
AT&T, Inc.	167,750	5,934,995
BCE, Inc.	503,650	23,631,258
Verizon Communications, Inc.	291,450	14,744,455
		44,310,708

Utilities—3.0%
Electric Utilities—2.3%
Edison International	257,230	16,349,539
NextEra Energy, Inc.	96,395	10,062,674
PPL Corp.	869,051	30,877,382
		57,289,595

Multi-Utilities—0.7%
CenterPoint Energy, Inc.	281,000	6,727,140
CMS Energy Corp.	343,350	11,364,885
		18,092,025
Total Common Stocks (Cost $536,212,608)		635,797,590

Preferred Stocks—0.3%
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	1,833	1,851,330
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	4,500	4,500,000
Total Preferred Stocks (Cost $6,345,341)		6,351,330

	Principal Amount
Asset-Backed Securities—11.2%
Auto Loan—4.9%
American Credit Acceptance Receivables Trust:
Series 2012-2,Cl. D, 5.91%, 7/15/19[3]	$1,435,000	1,444,526
Series 2012-3,Cl. C, 2.78%, 9/17/18[3]	325,000	325,852
Series 2013-2,Cl. B, 2.84%, 5/15/19[3]	1,663,000	1,680,507
Series 2014-1,Cl. B, 2.39%, 11/12/19[3]	2,585,000	2,597,659
Series 2014-2,Cl. A, 0.99%, 10/10/17[3]	1,465,244	1,464,434
Series 2014-2,Cl. B, 2.26%, 3/10/20[3]	725,000	725,891
Series 2014-3,Cl. B, 2.43%, 6/10/20[3]	1,615,000	1,634,642
Series 2014-4,Cl. B, 2.60%, 10/12/20	875,000	875,507

3 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
AmeriCredit Automobile Receivables Trust:
Series 2012-2,Cl. D, 3.38%, 4/9/18	$1,470,000	$ 1,512,940
Series 2012-2,Cl. E, 4.85%, 8/8/19[3]	1,130,000	1,172,066
Series 2012-4,Cl. D, 2.68%, 10/9/18	2,345,000	2,373,591
Series 2012-5,Cl. C, 1.69%, 11/8/18	940,000	948,744
Series 2012-5,Cl. D, 2.35%, 12/10/18	1,280,000	1,294,374
Series 2013-1,Cl. C, 1.57%, 1/8/19	2,015,000	2,016,126
Series 2013-2,Cl. E, 3.41%, 10/8/20[3]	1,735,000	1,757,565
Series 2013-4,Cl. D, 3.31%, 10/8/19	415,000	424,297
Series 2013-5,Cl. D, 2.86%, 12/8/19	3,125,000	3,182,914
Series 2014-2,Cl. D, 2.57%, 7/8/20	965,000	958,867
Series 2014-3,Cl. D, 3.13%, 10/8/20	890,000	898,465
Series 2014-4,Cl. D, 3.07%, 11/9/20	960,000	964,960
California Republic Auto Receivables Trust:
Series 2013-2,Cl. C, 3.32%, 8/17/20	1,105,000	1,115,838
Series 2014-2,Cl. C, 3.29%, 3/15/21	415,000	415,288
Capital Auto Receivables Asset Trust:
Series 2013-4,Cl. D, 3.22%, 5/20/19	505,000	515,256
Series 2014-1,Cl. D, 3.39%, 7/22/19	580,000	593,353
Series 2014-3,Cl. D, 3.14%, 2/20/20	900,000	908,963
Capital Auto Receivables Asset Trust/Ally Financial, Inc., Series 2013-1, Cl. D, 2.19%, 9/20/21	725,000	727,241
CarFinance Capital Auto Trust:
Series 2013-1A,Cl. A, 1.65%, 7/17/17[3]	149,726	149,944
Series 2013-2A,Cl. B, 3.15%, 8/15/19[3]	2,460,000	2,502,824
Series 2014-1A,Cl. A, 1.46%, 12/17/18[3]	555,371	556,786
Centre Point Funding LLC, Series 2010-1A, Cl. 1, 5.43%, 7/20/16[3]	121,505	122,909
CPS Auto Receivables Trust:
Series 2012-B,Cl. A, 2.52%, 9/16/19[3]	689,585	698,844
Series 2014-A,Cl. A, 1.21%, 8/15/18[3]	1,974,826	1,976,596
Series 2014-B,Cl. A, 1.11%, 11/15/18[3]	1,423,304	1,422,252
Series 2014-C,Cl. A, 1.31%, 2/15/19[3]	1,630,795	1,632,998
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[3]	250,303	252,726
Credit Acceptance Auto Loan Trust:
Series 2013-1A,Cl. B, 1.83%, 4/15/21[3]	980,000	984,701
Series 2013-2A,Cl. B, 2.26%, 10/15/21[3]	1,200,000	1,211,221
Series 2014-1A,Cl. B, 2.29%, 4/15/22[3]	1,065,000	1,071,412
Series 2014-2A,Cl. B, 2.67%, 9/15/22[3]	910,000	913,388
DT Auto Owner Trust:
Series 2012-1A,Cl. D, 4.94%, 7/16/18[3]	887,085	903,944
Series 2013-1A,Cl. D, 3.74%, 5/15/20[3]	750,000	760,161
Series 2013-2A,Cl. D, 4.18%, 6/15/20[3]	2,390,000	2,463,623
Series 2014-1A,Cl. D, 3.98%, 1/15/21[3]	1,785,000	1,790,291
Series 2014-2A,Cl. D, 3.68%, 4/15/21[3]	2,745,000	2,757,874
Exeter Automobile Receivables Trust:
Series 2012-2A,Cl. B, 2.22%, 12/15/17[3]	750,000	754,745
Series 2012-2A,Cl. C, 3.06%, 7/16/18[3]	185,000	186,675
Series 2013-2A,Cl. B, 3.09%, 7/16/18[3]	3,860,000	3,914,858
Series 2013-2A,Cl. C, 4.35%, 1/15/19[3]	1,450,000	1,475,687
Series 2014-1A,Cl. B, 2.42%, 1/15/19[3]	1,160,000	1,163,731
Series 2014-1A,Cl. C, 3.57%, 7/15/19[3]	1,160,000	1,157,238
Series 2014-2A,Cl. A, 1.06%, 8/15/18[3]	433,324	432,982
Series 2014-2A,Cl. B, 2.17%, 5/15/19[3]	2,000,000	1,985,946

4 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Exeter Automobile Receivables Trust: (Continued)
Series 2014-2A,Cl. C, 3.26%, 12/16/19[3]	$565,000	$ 555,817
First Investors Auto Owner Trust:
Series 2012-1A,Cl. C, 3.54%, 11/15/17[3]	425,000	432,880
Series 2012-1A,Cl. D, 5.65%, 4/15/18[3]	770,000	799,196
Series 2013-3A,Cl. B, 2.32%, 10/15/19[3]	1,840,000	1,859,060
Series 2013-3A,Cl. C, 2.91%, 1/15/20[3]	785,000	794,042
Series 2013-3A,Cl. D, 3.67%, 5/15/20[3]	580,000	585,063
Series 2014-1A,Cl. D, 3.28%, 4/15/21[3]	1,705,000	1,693,094
Series 2014-3A,Cl. D, 3.85%, 2/15/22[3]	860,000	859,331
Flagship Credit Auto Trust:
Series 2014-1,Cl. A, 1.21%, 4/15/19[3]	913,942	912,791
Series 2014-2,Cl. A, 1.43%, 12/16/19[3]	1,758,982	1,760,053
Ford Credit Floorplan Master Owner Trust A, Series 2012-2, Cl. C, 2.86%, 1/15/19	1,490,000	1,540,635
GM Financial Automobile Leasing Trust, Series 2014-1A, Cl. D, 2.51%, 3/20/19[3]	3,835,000	3,855,492
Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.456%, 10/25/19[2,3]	705,000	708,059
Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.405%, 9/25/18[2,3]	1,790,000	1,791,533
Santander Drive Auto Receivables Trust:
Series 2012-4,Cl. D, 3.50%, 6/15/18	2,785,000	2,849,527
Series 2012-6,Cl. D, 2.52%, 9/17/18	3,340,000	3,364,958
Series 2012-AA,Cl. D, 2.46%, 12/17/18[3]	3,565,000	3,576,636
Series 2013-1,Cl. C, 1.76%, 1/15/19	2,070,000	2,081,774
Series 2013-1,Cl. D, 2.27%, 1/15/19	895,000	892,815
Series 2013-2,Cl. D, 2.57%, 3/15/19	1,260,000	1,281,758
Series 2013-3,Cl. C, 1.81%, 4/15/19	3,650,000	3,661,291
Series 2013-4,Cl. D, 3.92%, 1/15/20	495,000	517,951
Series 2013-4,Cl. E, 4.67%, 1/15/20[3]	2,055,000	2,147,046
Series 2013-5,Cl. D, 2.73%, 10/15/19	1,560,000	1,572,262
Series 2013-A,Cl. C, 3.12%, 10/15/19[3]	3,535,000	3,666,891
Series 2013-A,Cl. E, 4.71%, 1/15/21[3]	1,530,000	1,594,283
Series 2014-1,Cl. C, 2.36%, 4/15/20	3,985,000	4,026,504
Series 2014-1,Cl. D, 2.91%, 4/15/20	1,025,000	1,029,183
Series 2014-4,Cl. D, 3.10%, 11/16/20	1,055,000	1,067,004
SNAAC Auto Receivables Trust:
Series 2012-1A,Cl. C, 4.38%, 6/15/17[3]	1,455,596	1,464,454
Series 2013-1A,Cl. C, 3.07%, 8/15/18[3]	600,000	611,249
Series 2014-1A,Cl. A, 1.03%, 9/17/18[3]	682,562	682,808
Series 2014-1A,Cl. D, 2.88%, 1/15/20[3]	730,000	737,505
TCF Auto Receivables Owner Trust, Series 2014-1A, Cl. C, 3.12%, 4/15/21[3]	525,000	524,541
United Auto Credit Securitization Trust:
Series 2012-1,Cl. C, 2.52%, 3/15/16[3]	299,398	299,600
Series 2013-1,Cl. C, 2.22%, 12/15/17[3]	620,000	621,775
Series 2014-1,Cl. D, 2.38%, 10/15/18[3]	870,000	859,347
Westlake Automobile Receivables Trust:
Series 2014-1A,Cl. D, 2.20%, 2/15/21[3]	775,000	769,745
Series 2014-2A,Cl. D, 2.86%, 7/15/21[3]	940,000	943,495
		124,765,670

5 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Credit Card—0.6%
Capital One Multi-Asset Execution Trust:
Series 2006-A11,Cl. A11, 0.245%, 6/17/19[2]	$2,255,000	$ 2,247,676
Series 2006-A3,Cl. A3, 5.05%, 12/17/18	3,275,000	3,449,873
Citibank Credit Card Issuance Trust:
Series 2013-A11,Cl. A11, 0.396%, 2/7/18[2]	1,825,000	1,826,337
Series 2013-A6,Cl. A6, 1.32%, 9/7/18	2,300,000	2,320,168
Synchrony Credit Card Master Note Trust:
Series 2010-1,Cl. A, 3.69%, 3/15/18	2,885,000	2,912,618
Series 2012-1,Cl. A, 1.03%, 1/15/18	2,025,000	2,026,537
		14,783,209

Equipment—0.4%
CLI Funding V LLC:
Series 2014-1A,Cl. A, 3.29%, 6/18/29[3]	3,739,756	3,755,168
Series 2014-2A,Cl. A, 3.38%, 10/18/29[3]	1,993,250	2,010,650
Cronos Containers Program I Ltd., Series 2014-2A, Cl. A, 3.27%, 11/18/29[3]	2,650,000	2,650,966
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[3]	347,490	344,963
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[3]	896,194	896,271
		9,658,018

Home Equity Loan—2.6%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[3]	1,765,411	1,763,645
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Cl. M2, 0.605%, 12/25/35[2]	5,480,000	4,548,773
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-NC1, Cl. M1, 0.535%, 12/25/35[2]	12,287,000	10,176,020
New Century Home Equity Loan Trust:
Series 2005-1,Cl. M2, 0.875%, 3/25/35[2]	18,738,024	16,495,082
Series 2005-2,Cl. M3, 0.645%, 6/25/35[2]	5,500,000	4,361,054
RAMP Trust, Series 2006-EFC1, Cl. M2, 0.555%, 2/25/36[2]	5,490,000	4,483,826
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Cl. A2, 0.475%, 5/25/37[2,3]	23,031,467	20,944,931
TAL Advantage V LLC:
Series 2014-1A,Cl. A, 3.51%, 2/22/39[3]	1,785,250	1,811,247
Series 2014-2A,Cl. A1, 1.70%, 5/20/39[3]	575,770	573,818
		65,158,396

Loans: Other—2.7%
Aircraft Lease Securitisation Ltd., Series 2007-1A, Cl. G3, 0.417%, 5/10/32[2,4]	15,671,904	15,476,005
Airspeed Ltd.:
Series 2007-1A,Cl. G1, 0.425%, 6/15/32[2,4]	28,228,656	23,607,625
Series 2007-1A,Cl. G2, 0.435%, 6/15/32[2,4]	9,644,009	8,317,957
Blade Engine Securitization Ltd.:
Series 2006-1A,Cl. A1, 1.155%, 9/15/41[2]	1,641,018	1,230,764
Series 2006-1A,Cl. B, 3.155%, 9/15/41[2,4]	6,905,528	2,969,377
Series 2006-1AW,Cl. A1, 0.455%, 9/15/41[2,4]	22,564,002	17,487,101
Raspro Trust, Series 2005-1A, Cl. G, 0.633%, 3/23/24[2,4]	533,100	519,772
		69,608,601
Total Asset-Backed Securities (Cost $282,231,699)		283,973,894

6 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations—18.5%
Government Agency—13.2%
FHLMC/FNMA/FHLB/Sponsored—13.2%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	$810,768	$ 855,208
5.00%, 12/1/34	76,659	85,245
6.00%, 5/1/18	215,596	225,926
6.50%, 7/1/28-4/1/34	209,743	243,054
7.00%, 10/1/31	270,544	318,816
8.00%, 4/1/16	14,090	14,354
9.00%, 8/1/22-5/1/25	17,227	19,068
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183,Cl. IO, 12.137%, 4/1/27[5]	159,885	24,975
Series 192,Cl. IO, 6.499%, 2/1/28[5]	49,409	9,290
Series 243,Cl. 6, 0.00%, 12/15/32[5,6]	171,005	31,697
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,555,187	2,611,782
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.021%, 6/1/26[7]	53,799	50,574
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2034,Cl. Z, 6.50%, 2/15/28	113,061	126,239
Series 2043,Cl. ZP, 6.50%, 4/15/28	522,870	589,366
Series 2053,Cl. Z, 6.50%, 4/15/28	110,017	122,900
Series 2279,Cl. PK, 6.50%, 1/15/31	213,146	237,318
Series 2326,Cl. ZP, 6.50%, 6/15/31	93,403	105,399
Series 2426,Cl. BG, 6.00%, 3/15/17	304,762	319,690
Series 2427,Cl. ZM, 6.50%, 3/15/32	365,035	413,027
Series 2461,Cl. PZ, 6.50%, 6/15/32	498,049	561,674
Series 2500,Cl. FD, 0.655%, 3/15/32[2]	63,045	63,934
Series 2526,Cl. FE, 0.555%, 6/15/29[2]	70,947	71,669
Series 2538,Cl. F, 0.755%, 12/15/32[2]	427,753	434,157
Series 2551,Cl. FD, 0.555%, 1/15/33[2]	43,806	44,219
Series 2564,Cl. MP, 5.00%, 2/15/18	1,629,294	1,715,176
Series 2585,Cl. HJ, 4.50%, 3/15/18	914,637	956,074
Series 2626,Cl. TB, 5.00%, 6/15/33	644,653	699,434
Series 2635,Cl. AG, 3.50%, 5/15/32	127,737	134,078
Series 2707,Cl. QE, 4.50%, 11/15/18	780,547	824,016
Series 2770,Cl. TW, 4.50%, 3/15/19	104,597	110,868
Series 3010,Cl. WB, 4.50%, 7/15/20	469,437	499,349
Series 3025,Cl. SJ, 24.183%, 8/15/35[2]	64,921	94,251
Series 3030,Cl. FL, 0.555%, 9/15/35[2]	847,990	854,041
Series 3645,Cl. EH, 3.00%, 12/15/20	52,566	54,326
Series 3741,Cl. PA, 2.15%, 2/15/35	2,958,600	3,023,214
Series 3815,Cl. BD, 3.00%, 10/15/20	95,258	97,942
Series 3822,Cl. JA, 5.00%, 6/15/40	401,769	426,158
Series 3840,Cl. CA, 2.00%, 9/15/18	72,585	73,773
Series 3848,Cl. WL, 4.00%, 4/15/40	1,191,631	1,229,403
Series 3857,Cl. GL, 3.00%, 5/15/40	94,079	96,907
Series 4221,Cl. HJ, 1.50%, 7/15/23	1,867,707	1,880,606

7 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2130,Cl. SC, 50.443%, 3/15/29[5]	$146,539	$ 29,829
Series 2796,Cl. SD, 50.212%, 7/15/26[5]	200,937	37,545
Series 2815,Cl. PT, 0.00%, 11/15/32[5,6]	2,374,462	184,455
Series 2920,Cl. S, 48.196%, 1/15/35[5]	1,138,960	190,821
Series 2922,Cl. SE, 5.642%, 2/15/35[5]	278,035	46,127
Series 2937,Cl. SY, 15.931%, 2/15/35[5]	3,632,343	720,332
Series 3201,Cl. SG, 3.81%, 8/15/36[5]	1,049,229	174,487
Series 3397,Cl. GS, 12.782%, 12/15/37[5]	608,050	106,660
Series 3424,Cl. EI, 2.483%, 4/15/38[5]	299,406	37,536
Series 3450,Cl. BI, 8.065%, 5/15/38[5]	1,425,489	202,834
Series 3606,Cl. SN, 1.495%, 12/15/39[5]	608,459	82,381
Federal National Mortgage Assn.:
3.50%, 12/15/44[8]	31,740,000	33,083,990
4.00%, 12/15/44[8]	76,040,000	81,190,518
4.50%, 12/15/29-12/25/44[8]	111,120,000	120,736,082
5.00%, 12/1/44[8]	20,470,000	22,699,311
6.00%, 12/1/44[8]	6,075,000	6,886,464
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-2/1/22	2,796,233	2,966,769
5.00%, 3/1/21	185,070	195,430
5.50%, 2/1/35-4/1/39	2,470,988	2,770,986
6.50%, 5/1/17-11/1/31	1,010,735	1,121,166
7.00%, 11/1/17-7/1/35	79,299	86,773
7.50%, 1/1/33-3/1/33	2,645,729	3,156,078
8.50%, 7/1/32	9,885	11,481
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222,Cl. 2, 19.804%, 6/25/23[5]	346,999	74,310
Series 252,Cl. 2, 40.189%, 11/25/23[5]	327,842	56,360
Series 303,Cl. IO, 33.524%, 11/25/29[5]	132,905	25,559
Series 308,Cl. 2, 27.011%, 9/25/30[5]	329,193	60,968
Series 320,Cl. 2, 6.571%, 4/25/32[5]	1,146,689	223,166
Series 321,Cl. 2, 0.00%, 4/25/32[5,6]	864,838	155,831
Series 331,Cl. 9, 10.297%, 2/25/33[5]	319,936	70,527
Series 334,Cl. 17, 11.151%, 2/25/33[5]	185,772	39,169
Series 339,Cl. 12, 0.00%, 6/25/33[5,6]	638,834	133,574
Series 339,Cl. 7, 0.00%, 11/25/33[5,6]	785,440	142,757
Series 343,Cl. 13, 0.00%, 9/25/33[5,6]	625,775	105,168
Series 343,Cl. 18, 0.00%, 5/25/34[5,6]	185,963	32,662
Series 345,Cl. 9, 0.00%, 1/25/34[5,6]	293,729	55,670
Series 351,Cl. 10, 0.00%, 4/25/34[5,6]	216,235	36,957
Series 351,Cl. 8, 0.00%, 4/25/34[5,6]	357,426	61,768
Series 356,Cl. 10, 0.00%, 6/25/35[5,6]	267,467	53,857
Series 356,Cl. 12, 0.00%, 2/25/35[5,6]	130,500	22,200
Series 362,Cl. 13, 0.00%, 8/25/35[5,6]	449,430	77,682
Series 364,Cl. 16, 0.00%, 9/25/35[5,6]	532,469	93,474
Series 365,Cl. 16, 0.00%, 3/25/36[5,6]	1,355,304	208,384
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-87,Cl. Z, 6.50%, 6/25/23	301,002	335,849

8 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1998-61,Cl. PL, 6.00%, 11/25/28	$152,328	$168,291
Series 1999-54,Cl. LH, 6.50%, 11/25/29	240,804	267,184
Series 2001-51,Cl. OD, 6.50%, 10/25/31	433,982	478,613
Series 2003-100,Cl. PA, 5.00%, 10/25/18	2,482,311	2,630,453
Series 2003-130,Cl. CS, 13.79%, 12/25/33[2]	258,960	298,518
Series 2003-28,Cl. KG, 5.50%, 4/25/23	1,764,828	1,924,848
Series 2003-84,Cl. GE, 4.50%, 9/25/18	159,559	167,220
Series 2004-101,Cl. BG, 5.00%, 1/25/20	542,922	562,466
Series 2004-25,Cl. PC, 5.50%, 1/25/34	412,047	437,820
Series 2005-104,Cl. MC, 5.50%, 12/25/25	3,820,673	4,204,223
Series 2005-31,Cl. PB, 5.50%, 4/25/35	1,430,000	1,646,665
Series 2005-73,Cl. DF, 0.405%, 8/25/35[2]	2,115,440	2,124,643
Series 2006-11,Cl. PS, 23.997%, 3/25/36[2]	199,507	303,098
Series 2006-46,Cl. SW, 23.63%, 6/25/36[2]	161,377	230,094
Series 2006-50,Cl. KS, 23.631%, 6/25/36[2]	331,243	480,846
Series 2006-50,Cl. SK, 23.631%, 6/25/36[2]	51,769	72,857
Series 2008-14,Cl. BA, 4.25%, 3/25/23	410,830	431,174
Series 2008-75,Cl. DB, 4.50%, 9/25/23	650,236	682,562
Series 2009-113,Cl. DB, 3.00%, 12/25/20	1,780,635	1,835,135
Series 2009-36,Cl. FA, 1.095%, 6/25/37[2]	566,442	581,881
Series 2009-37,Cl. HA, 4.00%, 4/25/19	834,492	868,169
Series 2009-70,Cl. NT, 4.00%, 8/25/19	68,263	70,925
Series 2009-70,Cl. TL, 4.00%, 8/25/19	2,737,937	2,844,730
Series 2010-43,Cl. KG, 3.00%, 1/25/21	726,243	750,509
Series 2011-15,Cl. DA, 4.00%, 3/25/41	300,169	315,216
Series 2011-3,Cl. EL, 3.00%, 5/25/20	2,946,389	3,037,740
Series 2011-3,Cl. KA, 5.00%, 4/25/40	1,217,952	1,317,536
Series 2011-38,Cl. AH, 2.75%, 5/25/20	77,718	79,819
Series 2011-82,Cl. AD, 4.00%, 8/25/26	1,520,050	1,589,624
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15,Cl. SA, 39.06%, 3/17/31[5]	128,414	20,610
Series 2001-65,Cl. S, 20.561%, 11/25/31[5]	300,892	59,418
Series 2001-81,Cl. S, 20.055%, 1/25/32[5]	79,244	17,460
Series 2002-47,Cl. NS, 27.562%, 4/25/32[5]	188,109	39,606
Series 2002-51,Cl. S, 27.747%, 8/25/32[5]	172,710	35,550
Series 2002-52,Cl. SD, 32.384%, 9/25/32[5]	242,506	51,964
Series 2002-60,Cl. SM, 22.801%, 8/25/32[5]	257,714	42,691
Series 2002-7,Cl. SK, 19.561%, 1/25/32[5]	80,753	14,645
Series 2002-75,Cl. SA, 24.815%, 11/25/32[5]	369,362	95,105
Series 2002-77,Cl. BS, 19.691%, 12/18/32[5]	159,952	39,920
Series 2002-77,Cl. SH, 31.55%, 12/18/32[5]	118,081	24,106
Series 2002-89,Cl. S, 44.885%, 1/25/33[5]	581,205	162,901
Series 2002-9,Cl. MS, 22.406%, 3/25/32[5]	106,147	22,603
Series 2002-90,Cl. SN, 23.702%, 8/25/32[5]	132,706	22,091
Series 2002-90,Cl. SY, 29.776%, 9/25/32[5]	63,586	10,487
Series 2003-33,Cl. SP, 22.001%, 5/25/33[5]	349,736	81,422
Series 2003-46,Cl. IH, 0.00%, 6/25/23[5,6]	682,339	93,536
Series 2004-54,Cl. DS, 36.604%, 11/25/30[5]	231,194	40,063
Series 2004-56,Cl. SE, 8.15%, 10/25/33[5]	478,447	82,464

9 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2005-12,Cl. SC, 7.797%, 3/25/35[5]	$138,812	$ 23,320
Series 2005-19,Cl. SA, 44.774%, 3/25/35[5]	2,707,158	553,809
Series 2005-40,Cl. SA, 46.058%, 5/25/35[5]	621,299	127,099
Series 2005-52,Cl. JH, 4.604%, 5/25/35[5]	1,382,899	258,074
Series 2005-6,Cl. SE, 54.581%, 2/25/35[5]	1,037,782	200,789
Series 2005-93,Cl. SI, 13.408%, 10/25/35[5]	770,279	134,564
Series 2008-55,Cl. SA, 0.00%, 7/25/38[5,6]	446,188	67,299
Series 2009-8,Cl. BS, 0.00%, 2/25/24[5,6]	585,679	41,915
Series 2012-40,Cl. PI, 1.447%, 4/25/41[5]	4,549,190	791,366
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 4.631%, 9/25/23[7]	136,470	130,906
		332,821,786

GNMA/Guaranteed—0.0%
Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	19,327	20,528
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15,Cl. SM, 59.142%, 2/16/32[5]	314,962	54,314
Series 2002-41,Cl. GS, 21.144%, 6/16/32[5]	148,874	26,642
Series 2002-76,Cl. SY, 52.893%, 12/16/26[5]	794,504	171,939
Series 2007-17,Cl. AI, 13.103%, 4/16/37[5]	2,342,924	500,208
Series 2011-52,Cl. HS, 9.318%, 4/16/41[5]	2,703,316	589,922
		1,363,553

Non-Agency—5.3%
Commercial—4.0%
Banc of America Commercial Mortgage Trust:
Series 2006-5,Cl. AM, 5.448%, 9/10/47	1,890,000	1,997,130
Series 2006-6,Cl. AM, 5.39%, 10/10/45	3,885,000	4,157,937
Banc of America Funding Trust, Series 2006-G, Cl. 2A4, 0.445%, 7/20/36[2]	4,200,000	3,899,923
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.25%, 9/26/35[2,3]	1,444,172	1,474,154
Bear Stearns ARM Trust, Series 2005-9, Cl. A1, 2.43%, 10/25/35[2]	1,889,388	1,865,547
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE6, Cl. M2, 0.835%, 6/25/35[2]	5,000,000	4,588,080
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	1,780,000	1,905,341
CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.526%, 1/15/46[2]	2,170,000	2,268,533
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.484%, 1/25/36[2]	3,192,411	3,029,630
Citigroup Commercial Mortgage Trust:
Series 2008-C7,Cl. AM, 6.338%, 12/10/49[2]	1,860,000	2,055,743
Series 2013-GC11,Cl. D, 4.605%, 4/10/46[2,3]	675,000	654,888
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.50%, 10/25/35[2]	3,052,513	3,005,936
COMM Mortgage Trust:
Series 2006-C7,Cl. AM, 5.974%, 6/10/46[2]	3,460,000	3,679,234
Series 2012-CR4,Cl. D, 4.728%, 10/15/45[2,3]	180,000	181,088

10 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
COMM Mortgage Trust: (Continued)
Series 2012-CR5,Cl. E, 4.48%, 12/10/45[2,3]	$280,000	$ 279,278
Series 2013-CR7,Cl. D, 4.495%, 3/10/46[2,3]	735,000	697,877
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[5,6]	5,981,991	583,178
Commercial Mortgage Trust:
Series 2006-GG7,Cl. AM, 6.014%, 7/10/38[2]	200,000	212,196
Series 2007-GG11,Cl. AM, 5.867%, 12/10/49[2]	2,785,000	3,037,116
Series 2007-GG9,Cl. AM, 5.475%, 3/10/39	2,330,000	2,460,700
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1,Cl. AJ, 5.643%, 2/15/39[2]	1,000,000	1,045,559
Series 2006-C4,Cl. AM, 5.509%, 9/15/39	1,330,000	1,417,848
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	1,600,000	1,647,719
CSMC:
Series 2006-6,Cl. 1A4, 6.00%, 7/25/36	1,845,247	1,439,030
Series 2009-13R,Cl. 4A1, 2.618%, 9/26/36[2,3]	568,345	573,316
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.73%, 11/10/46[2,3]	260,000	284,706
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl. 1A6, 0.805%, 11/25/35[2]	947,027	712,215
FREMF Mortgage Trust:
Series 2012-K501,Cl. C, 3.579%, 11/25/46[2,3]	175,000	178,276
Series 2013-K25,Cl. C, 3.618%, 11/25/45[2,3]	350,000	338,664
Series 2013-K26,Cl. C, 3.723%, 12/25/45[2,3]	255,000	245,964
Series 2013-K27,Cl. C, 3.617%, 1/25/46[2,3]	400,000	382,325
Series 2013-K28,Cl. C, 3.614%, 6/25/46[2,3]	2,460,000	2,343,786
Series 2013-K502,Cl. C, 3.309%, 3/25/45[2,3]	720,000	723,253
Series 2013-K712,Cl. C, 3.484%, 5/25/45[2,3]	730,000	716,694
Series 2013-K713,Cl. C, 3.274%, 4/25/46[2,3]	480,000	464,975
Series 2014-K715,Cl. C, 4.265%, 2/25/46[2,3]	155,000	156,486
GE Capital Commercial Mortgage Corp., Series 2005-C4, Cl. AJ, 5.49%, 11/10/45[2]	210,000	212,034
GS Mortgage Securities Trust, Series 2006-GG6, Cl. AM, 5.622%, 4/10/38[2]	895,000	934,181
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[2,3]	1,867,438	1,713,402
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.23%, 7/25/35[2]	596,525	592,752
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.572%, 12/15/47[2,3]	975,000	965,349
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13,Cl. AM, 5.46%, 1/12/43[2]	80,000	82,579
Series 2006-CB16,Cl. AJ, 5.623%, 5/12/45	1,750,000	1,795,451
Series 2006-LDP8,Cl. AJ, 5.48%, 5/15/45[2]	3,290,000	3,478,099
JP Morgan Mortgage Trust, Series 2007-S3, Cl. 1A90, 7%, 8/25/37	1,465,398	1,344,579
JP Morgan Resecuritization Trust:
Series 2009-11,Cl. 5A1, 2.618%, 9/26/36[2,3]	2,172,281	2,177,842
Series 2009-5,Cl. 1A2, 2.617%, 7/26/36[2,3]	1,395,065	1,202,003
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Cl. AM, 6.049%, 6/15/38[2]	1,085,000	1,158,791
Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	2,315,000	2,468,129
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6,Cl. E, 4.817%, 11/15/45[2,3]	545,000	548,453
Series 2013-C7,Cl. D, 4.441%, 2/15/46[2,3]	1,245,000	1,198,429

11 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust: (Continued)
Series 2013-C8,Cl. D, 4.31%, 12/15/48[2,3]	$485,000	$ 466,257
Morgan Stanley Capital I Trust:
Series 2007-IQ13,Cl. AM, 5.406%, 3/15/44	4,050,000	4,344,482
Series 2007-IQ15,Cl. AM, 6.105%, 6/11/49[2]	1,700,000	1,834,117
Morgan Stanley Reremic Trust, Series 2012-R3, Cl. 1B, 2.016%, 11/26/36[2,3]	1,930,992	1,391,446
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.374%, 6/26/46[2,3]	2,716,251	2,746,051
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-10,Cl. 2A, 2.385%, 8/25/34[2]	1,009,221	997,851
Series 2007-6,Cl. 3A1, 4.876%, 7/25/37[2]	1,401,099	1,087,375
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.047%, 5/10/63[2,3]	240,000	240,235
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C17,Cl. AJ, 5.224%, 3/15/42[2]	910,000	914,063
Series 2005-C22,Cl. AM, 5.494%, 12/15/44[2]	605,000	627,275
Series 2007-C30,Cl. AM, 5.383%, 12/15/43	350,000	376,330
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14,Cl. 1A4, 2.342%, 12/25/35[2]	1,013,736	985,450
Series 2005-AR16,Cl. 1A1, 2.355%, 12/25/35[2]	1,120,015	1,071,895
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10,Cl. 1A1, 2.614%, 6/25/35[2]	3,178,536	3,231,473
Series 2005-AR15,Cl. 1A6, 2.613%, 9/25/35[2]	1,181,604	1,126,723
Series 2006-AR7,Cl. 2A4, 2.613%, 5/25/36[2]	136,888	129,836
Series 2006-AR8,Cl. 2A4, 2.60%, 4/25/36[2]	695,495	678,168
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	747,519	774,959
Series 2007-AR3,Cl. A4, 5.705%, 4/25/37[2]	47,287	46,530
Series 2007-AR8,Cl. A1, 2.607%, 11/25/37[2]	998,505	881,221
WF-RBS Commercial Mortgage Trust:
Series 2012-C10,Cl. D, 4.607%, 12/15/45[2,3]	280,000	275,153
Series 2012-C7,Cl. E, 5.001%, 6/15/45[2,3]	500,000	507,946
Series 2012-C8,Cl. E, 5.039%, 8/15/45[2,3]	230,000	235,944
Series 2013-C11,Cl. D, 4.322%, 3/15/45[2,3]	278,000	269,260
Series 2013-C15,Cl. D, 4.632%, 8/15/46[2,3]	625,000	608,178
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[3,5,6]	18,740,929	1,053,746
		101,478,362

Multi-Family—0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Cl. 1A2A, 5.315%, 6/25/36[2]	783,288	722,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Cl. 2A3, 2.615%, 3/25/36[2]	519,636	518,982
		1,241,853

Residential—1.2%
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 0.935%, 6/25/35[2]	4,000,000	3,657,784
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	344,966	314,476
Series 2007-C,Cl. 1A4, 5.32%, 5/20/36[2]	324,451	315,065

12 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	$1,029,620	$ 971,356
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[2]	2,399,275	2,395,915
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE9, Cl. M2, 1.952%, 11/25/34[2]	2,525,723	2,182,515
Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.265%, 7/25/36[2]	605,890	596,610
CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	3,790,000	3,969,572
CHL Mortgage Pass-Through Trust:
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	1,180,412	1,129,173
Series 2006-6,Cl. A3, 6.00%, 4/25/36	504,635	492,197
Countrywide Alternative Loan Trust:
Series 2005-21CB,Cl. A7, 5.50%, 6/25/35	1,289,163	1,214,628
Series 2005-J10,Cl. 1A17, 5.50%, 10/25/35	4,927,538	4,546,654
Countrywide Asset-Backed Certificates, Series 2004-6, Cl. M5, 2.06%, 8/25/34[2]	1,100,387	978,259
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%, 12/25/37[2]	17,789	17,081
GSR Mortgage Loan Trust, Series 2006-5F, Cl. 2A1, 6%, 6/25/36	434,126	413,594
Home Equity Mortgage Trust:
Series 2005-HF1,Cl. A2B, 0.855%, 2/25/36[2]	439,883	423,871
Series 2005-HF1,Cl. A3B, 0.855%, 2/25/36[2]	331,316	319,256
RAMP Trust, Series 2005-RS2, Cl. M4, 0.875%, 2/25/35[2]	4,469,000	4,000,819
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.42%, 10/25/33[2]	811,396	829,778
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Cl. 1A2, 5.719%, 10/25/36[2]	741,541	722,132
		29,490,735
Total Mortgage-Backed Obligations (Cost $458,002,725)		466,396,289

U.S. Government Obligations—2.2%
Federal National Mortgage Assn. Nts., 1%, 9/27/17	2,429,000	2,432,369
United States Treasury Nts.:
0.75%, 6/30/17-2/28/18	38,370,000	38,246,771
0.875%, 11/15/17	10,479,000	10,487,184
1.625%, 4/30/19	4,530,000	4,579,903
Total U.S. Government Obligations (Cost $55,467,131)		55,746,227

Non-Convertible Corporate Bonds and Notes—18.2%
Consumer Discretionary—2.5%
Auto Components—0.2%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	1,910,000	2,038,925
Johnson Controls, Inc., 4.625% Sr. Unsec. Nts., 7/2/44	1,032,000	1,046,906
TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17[4]	1,719,000	1,908,090
		4,993,921

Automobiles—0.6%
Daimler Finance North America LLC:
1.30% Sr. Unsec. Nts., 7/31/15[3]	1,775,000	1,783,639
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,218,000	1,854,210

13 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Automobiles (Continued)
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Unsub. Nts., 8/2/21	$4,731,000	$ 5,514,860
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	1,771,000	2,067,643
Hyundai Capital America, 1.45% Sr. Unsec. Nts., 2/6/17[3]	1,960,000	1,957,638
Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[3]	1,502,000	1,550,853
		14,728,843

Diversified Consumer Services—0.0%
Service Corp. International, 4.50% Sr. Unsec. Unsub. Nts., 11/15/20	716,000	705,260

Hotels, Restaurants & Leisure—0.3%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	560,000	564,698
Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	1,860,000	1,861,549
Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	336,000	350,744
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	944,000	1,123,120
Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	1,797,000	1,950,562
Yum! Brands, Inc., 4.25% Sr. Unsec. Nts., 9/15/15	1,886,000	1,939,508
		7,790,181

Household Durables—0.3%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	1,782,000	1,868,872
Lennar Corp., 4.75% Sr. Unsec. Nts., 11/15/22	2,125,000	2,066,563
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	1,845,000	1,863,450
Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	521,000	521,899
1.65% Sr. Unsec. Nts., 11/1/17	510,000	511,360
		6,832,144

Media—0.6%
21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	786,000	989,312
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,025,000	1,481,034
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	741,000	803,477
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	1,245,000	1,288,640
Historic TW, Inc.:
8.05% Sr. Unsec. Nts., 1/15/16	311,000	334,888
9.15% Debs., 2/1/23	560,000	766,767
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,000,000	1,020,336
Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	1,887,000	1,887,000
Numericable-SFR, 4.875% Sr. Sec. Nts., 5/15/19[3]	2,018,000	2,002,865
Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[3]	433,000	450,931
Sky plc, 3.75% Sr. Unsec. Nts., 9/16/24[3]	920,000	937,522
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	2,038,000	2,060,606
Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	835,000	855,499
		14,878,877

14 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multiline Retail—0.0%
Macy’s Retail Holdings, Inc., 4.50% Sr. Unsec. Nts., 12/15/34	$518,000	$ 523,026

Specialty Retail—0.3%
Bed Bath & Beyond, Inc., 5.165% Sr. Unsec. Nts., 8/1/44	546,000	558,447
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	1,942,000	2,000,260
Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	649,000	752,121
L Brands, Inc.:
7.00% Sr. Unsec. Nts., 5/1/20	211,000	238,430
8.50% Sr. Unsec. Nts., 6/15/19	1,485,000	1,767,150
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,019,000	2,030,008
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	960,000	981,625
		8,328,041

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co., 6.875% Sr. Unsec. Nts., 5/1/22	1,745,000	1,906,413
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	2,071,000	2,071,000
		3,977,413

Consumer Staples—1.0%
Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	1,646,000	2,521,807
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	1,996,000	1,991,010
Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[3]	1,944,000	2,005,337
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Unsub. Nts., 1/15/42[3]	1,050,000	1,169,449
		7,687,603

Food & Staples Retailing—0.1%
Delhaize Group SA, 5.70% Sr. Unsec. Nts., 10/1/40	1,033,000	1,098,264
Kroger Co. (The), 6.40% Sr. Unsec. Nts., 8/15/17	1,928,000	2,171,765
		3,270,029

Food Products—0.4%
Bunge Ltd. Finance Corp.:
5.10% Sr. Unsec. Unsub. Nts., 7/15/15	1,412,000	1,449,459
8.50% Sr. Unsec. Nts., 6/15/19	1,525,000	1,897,048
ConAgra Foods, Inc., 1.35% Sr. Unsec. Nts., 9/10/15	1,271,000	1,277,786
TreeHouse Foods, Inc., 4.875% Sr. Unsec. Nts., 3/15/22	2,060,000	2,106,350
Tyson Foods, Inc.:
4.875% Sr. Unsec. Nts., 8/15/34	642,000	695,598
6.60% Sr. Unsec. Nts., 4/1/16	1,728,000	1,856,895
		9,283,136

Tobacco—0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,137,000	1,974,221
Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	1,732,000	1,949,077
		3,923,298

Energy—2.0%
Energy Equipment & Services—0.2%
Nabors Industries, Inc.:
2.35% Sr. Unsec. Nts., 9/15/16	1,532,000	1,549,321

15 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
Nabors Industries, Inc.: (Continued)
4.625% Sr. Unsec. Nts., 9/15/21	$790,000	$ 818,667
5.00% Sr. Unsec. Nts., 9/15/20	611,000	647,733
Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	809,000	828,230
Weatherford International Ltd., 5.95% Sr. Unsec. Nts., 4/15/42	1,260,000	1,238,209
		5,082,160

Oil, Gas & Consumable Fuels—1.8%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	820,000	966,873
Canadian Oil Sands Ltd., 6% Sr. Unsec. Nts., 4/1/42[3]	950,000	1,080,616
Cimarex Energy Co., 4.375% Sr. Unsec. Nts., 6/1/24	1,502,000	1,486,980
CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,056,000	2,056,567
Continental Resources, Inc., 4.50% Sr. Unsec. Nts., 4/15/23	587,000	600,514
DCP Midstream LLC, 5.375% Sr. Unsec. Nts., 10/15/15[3]	1,290,000	1,338,473
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	863,000	879,525
El Paso Pipeline Partners Operating Co. LLC, 4.10% Sr. Unsec. Nts., 11/15/15	790,000	813,239
Enbridge Energy Partners LP, 5.35% Sr. Unsec. Nts., 12/15/14	1,201,000	1,202,949
EnLink Midstream Partners LP:
2.70% Sr. Unsec. Nts., 4/1/19	1,544,000	1,558,832
4.40% Sr. Unsec. Nts., 4/1/24	534,000	559,329
Enterprise Products Operating LLC, 3.75% Sr. Unsec. Nts., 2/15/25	928,000	946,773
Kinder Morgan Energy Partners LP, 4.15% Sr. Unsec. Nts., 2/1/24	905,000	913,070
Kinder Morgan, Inc.:
3.05% Sr. Unsec. Nts., 12/1/19	909,000	915,825
5.00% Sr. Unsec. Nts., 2/15/21[3]	2,444,000	2,621,190
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[3]	14,000,000	13,599,236
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	594,000	601,285
Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[3]	2,066,000	2,130,918
5.45% Sr. Unsec. Nts., 10/14/21[3]	1,326,000	1,489,140
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,693,000	1,870,667
Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21	1,723,000	1,817,765
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[4]	2,022,000	2,034,637
Spectra Energy Partners LP:
4.60% Sr. Unsec. Nts., 6/15/21	1,078,000	1,184,477
4.75% Sr. Unsec. Nts., 3/15/24	888,000	964,163
Williams Partners LP, 4.50% Sr. Unsec. Nts., 11/15/23	1,026,000	1,085,807
Woodside Finance Ltd., 4.60% Sr. Unsec. Unsub. Nts., 5/10/21[3]	1,580,000	1,719,429
		46,438,279

Financials—6.5%
Capital Markets—1.1%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[3]	1,579,000	1,605,504
Blackstone Holdings Finance Co. LLC, 5% Sr. Unsec. Nts., 6/15/44[3]	2,017,000	2,165,371

16 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
Carlyle Holdings II Finance LLC, 5.625% Sr. Sec. Nts., 3/30/43[3]	$1,057,000	$ 1,216,473
Goldman Sachs Capital II, 4% Jr. Sub. Perpetual Bonds[2,9]	5,993,000	4,502,241
Goldman Sachs Group, Inc. (The), 5.70% Jr. Sub. Perpetual Bonds, Series L2,9	2,019,000	2,071,999
Lazard Group LLC, 4.25% Sr. Unsec. Nts., 11/14/20	1,678,000	1,790,397
Mellon Capital IV, 4% Jr. Sub. Perpetual Bonds[2,9]	6,000,000	4,815,000
Morgan Stanley:
5.00% Sub. Nts., 11/24/25	1,959,000	2,110,354
6.25% Sr. Unsec. Nts., 8/28/17	1,000,000	1,123,059
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	1,864,000	1,889,216
Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	1,477,000	1,688,480
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,9]	3,098,000	3,221,920
		28,200,014

Commercial Banks—3.1%
Bank of America Corp.:
7.75% Jr. Sub. Nts., 5/14/38	1,818,000	2,556,486
8.00% Jr. Sub. Perpetual Bonds, Series K2,9	1,919,000	2,062,925
Citigroup, Inc.:
6.675% Sub. Nts., 9/13/43	1,705,000	2,170,808
5.95% Jr. Sub. Perpetual Bonds, Series D2,9	2,092,000	2,084,155
Commerzbank AG, 8.125% Sub. Nts., 9/19/23[3]	1,775,000	2,082,412
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[2,4,9]	1,825,000	2,135,250
FirstMerit Bank NA, 4.27% Sub. Nts., 11/25/26	2,179,000	2,208,146
HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	4,460,000	4,561,688
Intesa Sanpaolo SpA, 5.017% Sub. Nts., 6/26/24[3]	1,985,000	1,984,815
JPMorgan Chase & Co.:
7.90% Jr. Sub. Perpetual Bonds, Series 1[2,9]	4,500,000	4,907,745
6.75% Jr. Sub. Perpetual Bonds, Series S2,9	1,947,000	2,083,290
Lloyds Banking Group plc, 6.657% Jr. Sub. Perpetual Bonds[2,3,9]	1,913,000	2,061,257
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,4,9]	2,765,000	2,903,250
Regions Bank, 7.50% Sub. Nts., 5/15/18	250,000	292,693
Regions Bank, Birmingham AL, 6.45% Sub. Nts., 6/26/37	1,608,000	1,991,653
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,9	2,000,000	2,117,500
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[2,3,9]	1,980,000	2,073,060
SunTrust Banks, Inc.:
3.60% Sr. Unsec. Nts., 4/15/16	1,987,000	2,063,623
5.625% Jr. Sub. Perpetual Bonds[2,9]	2,158,000	2,171,488
Wachovia Capital Trust III, 5.57% Jr. Sub. Perpetual Bonds[2,9]	11,000,000	10,697,500
Wells Fargo & Co.:
7.98% Jr. Sub. Perpetual Bonds, Series K2,9	18,000,000	19,980,000
5.90% Jr. Sub. Perpetual Bonds, Series S2,9	2,010,000	2,072,813
		77,262,557

Consumer Finance—0.3%
Ally Financial, Inc., 8% Sr. Unsec. Nts., 11/1/31	1,699,000	2,140,740
American Express Co., 5.20% Jr. Sub. Perpetual Bonds[2,9]	2,158,000	2,201,223

17 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Finance (Continued)
Discover Financial Services, 3.95% Sr. Unsec. Nts., 11/6/24	$1,635,000	$ 1,651,046
Synchrony Financial:
3.00% Sr. Unsec. Nts., 8/15/19	923,000	938,546
3.75% Sr. Unsec. Nts., 8/15/21	720,000	739,905
		7,671,460

Diversified Financial Services—0.3%
Burlington Northern Santa Fe LLC, 3% Sr. Unsec. Nts., 3/15/23	1,655,000	1,648,603
Leucadia National Corp., 5.50% Sr. Unsec. Nts., 10/18/23	2,538,000	2,688,953
Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	2,050,000	2,055,125
		6,392,681

Insurance—1.5%
AIA Group Ltd., 4.875% Sr. Unsec. Nts., 3/11/44[3]	1,492,000	1,641,976
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	1,583,000	1,693,653
Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[3]	1,485,000	1,594,048
Genworth Holdings, Inc., 4.80% Sr. Unsec. Nts., 2/15/24	357,000	314,466
Liberty Mutual Group, Inc.:
4.25% Sr. Unsec. Nts., 6/15/23[3]	2,276,000	2,375,709
4.85% Sr. Unsec. Nts., 8/1/44[3]	1,213,000	1,200,705
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	3,858,000	3,915,870
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	10,000,000	16,325,000
Prudential Financial, Inc., 5.20% Jr. Sub. Nts., 3/15/44[2]	1,281,000	1,281,000
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,4,9]	3,311,000	3,513,799
TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[3]	2,138,000	2,179,321
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,4]	1,866,000	2,010,615
		38,046,162

Real Estate—0.0%
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	800,000	799,202

Real Estate Investment Trusts (REITs)—0.2%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	861,000	943,697
5.90% Sr. Unsec. Nts., 11/1/21	983,000	1,114,989
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	1,907,000	1,887,930
Hospitality Properties Trust, 4.65% Sr. Unsec. Nts., 3/15/24	963,000	996,838
Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,312,000	1,419,269
		6,362,723

Health Care—0.7%
Biotechnology—0.0%
Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41	1,154,000	1,400,011

Health Care Equipment & Supplies—0.2%
CareFusion Corp.:
1.45% Sr. Unsec. Nts., 5/15/17	1,914,000	1,901,220
3.875% Sr. Unsec. Nts., 5/15/24	934,000	965,350
DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	1,715,000	1,759,497
		4,626,067

18 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—0.2%
Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	$1,064,000	$ 1,066,856
CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21	1,525,000	1,574,562
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[3]	1,706,000	1,855,275
		4,496,693

Life Sciences Tools & Services—0.1%
Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	123,000	126,366
Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	605,000	640,547
5.00% Sr. Unsec. Nts., 6/1/15	881,000	899,689
5.30% Sr. Unsec. Nts., 2/1/44	717,000	816,624
		2,483,226

Pharmaceuticals—0.2%
Actavis Funding SCS, 1.30% Sr. Unsec. Nts., 6/15/17	1,250,000	1,233,187
Hospira, Inc., 5.20% Sr. Unsec. Nts., 8/12/20	1,756,000	1,905,446
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	1,929,000	1,890,420
		5,029,053

Industrials—1.5%
Aerospace & Defense—0.3%
B/E Aerospace, Inc., 5.25% Sr. Unsec. Nts., 4/1/22	1,897,000	2,115,155
BAE Systems Holdings, Inc., 3.80% Sr. Unsec. Nts., 10/7/24[3]	934,000	959,660
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	1,722,000	1,879,132
L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	497,000	495,001
3.95% Sr. Unsec. Nts., 5/28/24	905,000	910,857
Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	628,000	635,163
4.30% Sr. Unsec. Nts., 3/1/24	957,000	1,007,593
6.20% Sr. Unsec. Nts., 3/15/15	142,000	144,164
		8,146,725

Building Products—0.1%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	1,974,000	2,000,524

Commercial Services & Supplies—0.2%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	1,786,000	1,812,790
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	2,604,000	2,667,189
		4,479,979

Electrical Equipment—0.0%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[3]	1,478,000	1,481,695

Industrial Conglomerates—0.1%
General Electric Capital Corp., 6.25% Jr. Sub. Perpetual Bonds, Series B2,9	2,884,000	3,179,610

Machinery—0.2%
Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	938,000	995,589

19 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery (Continued)
Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	$1,653,000	$ 1,745,284
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	1,748,000	1,855,021
Trinity Industries, Inc., 4.55% Sr. Unsec. Nts., 10/1/24	1,557,000	1,538,944
		6,134,838

Professional Services—0.2%
Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[3]	1,948,000	1,981,880
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,205,000	2,229,806
		4,211,686

Road & Rail—0.2%
Kansas City Southern de Mexico SA de CV, 3% Sr. Unsec. Nts., 5/15/23	1,687,000	1,636,840
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[3]	1,862,000	1,896,361
4.25% Sr. Unsec. Nts., 1/17/23[3]	865,000	904,401
		4,437,602

Trading Companies & Distributors—0.2%
Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	1,957,000	1,974,124
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	1,948,000	2,098,970
		4,073,094

Information Technology—0.7%
Communications Equipment—0.0%
Motorola Solutions, Inc., 3.50% Sr. Unsec. Nts., 3/1/23	1,114,000	1,100,092

Electronic Equipment, Instruments, & Components—0.2%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	2,152,000	2,355,112
Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	2,215,000	2,366,373
		4,721,485

Internet Software & Services—0.0%
Alibaba Group Holding Ltd., 2.50% Sr. Unsec. Nts., 11/28/19[3]	500,000	500,347

IT Services—0.2%
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	1,506,000	1,503,571
3.50% Sr. Unsec. Nts., 4/15/23	1,105,000	1,104,746
Xerox Corp., 4.25% Sr. Unsec. Nts., 2/15/15	1,708,000	1,720,782
		4,329,099

Software—0.1%
Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	1,524,000	1,570,915

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc., 4.45% Sr. Unsec. Nts., 5/6/44	1,124,000	1,215,112
Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	1,789,000	1,830,582

20 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Technology Hardware, Storage & Peripherals (Continued)
Seagate HDD Cayman, 3.75% Sr. Unsec. Nts., 11/15/18[3]	$1,660,000	$ 1,713,950
		4,759,644

Materials—1.6%
Chemicals—0.3%
Agrium, Inc., 3.50% Sr. Unsec. Nts., 6/1/23	1,180,000	1,152,930
Eastman Chemical Co., 3% Sr. Unsec. Nts., 12/15/15	973,000	995,613
LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	558,000	603,693
Methanex Corp., 4.25% Sr. Unsec. Nts., 12/1/24	1,102,000	1,120,952
Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	2,065,000	2,165,669
RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	1,443,000	1,423,577
		7,462,434

Construction Materials—0.1%
CRH America, Inc., 4.125% Sr. Unsec. Nts., 1/15/16	1,748,000	1,809,465

Containers & Packaging—0.3%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	745,000	786,906
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	525,000	525,283
4.50% Sr. Unsec. Nts., 11/1/23	1,393,000	1,480,496
Rock-Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,292,000	3,373,622
Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	1,742,000	1,781,195
		7,947,502

Metals & Mining—0.4%
Alcoa, Inc., 5.125% Sr. Unsec. Nts., 10/1/24	1,627,000	1,720,574
Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	595,000	613,249
Freeport-McMoRan, Inc.:
1.40% Sr. Unsec. Nts., 2/13/15	1,800,000	1,803,956
3.875% Sr. Unsec. Nts., 3/15/23	1,135,000	1,120,081
Glencore Canada Corp., 6% Sr. Unsec. Unsub. Nts., 10/15/15	1,687,000	1,758,139
Glencore Funding LLC, 4.625% Sr. Unsec. Nts., 4/29/24[3]	1,467,000	1,503,382
Rio Tinto Finance USA plc, 4.125% Sr. Unsec. Nts., 8/21/42	547,000	508,537
Yamana Gold, Inc., 4.95% Sr. Unsec. Nts., 7/15/24	1,063,000	1,033,707
		10,061,625

Paper & Forest Products—0.5%
Appvion, Inc., 9% Sec. Nts., 6/1/20[3]	15,000,000	11,025,000
International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	795,000	794,384
		11,819,384

Telecommunication Services—0.9%
Diversified Telecommunication Services—0.8%
AT&T, Inc., 4.35% Sr. Unsec. Nts., 6/15/45	1,264,000	1,205,478
British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	1,383,000	2,200,393
CenturyLink, Inc., 6.45% Sr. Unsec. Nts., 6/15/21	1,900,000	2,080,500

21 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	$1,755,000	$ 1,864,691
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	1,551,000	1,783,650
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,100,000	1,248,500
Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	794,000	1,041,329
T-Mobile USA, Inc., 6.25% Sr. Unsec. Nts., 4/1/21	1,730,000	1,779,738
Verizon Communications, Inc.:
3.50% Sr. Unsec. Nts., 11/1/24	923,000	926,224
4.50% Sr. Unsec. Nts., 9/15/20	4,749,000	5,207,682
5.012% Sr. Unsec. Nts., 8/21/54[3]	505,000	529,918
6.40% Sr. Unsec. Nts., 2/15/38	859,000	1,074,495
		20,942,598

Wireless Telecommunication Services—0.1%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	770,000	750,865
Rogers Communications, Inc., 6.75% Sr. Unsec. Nts., 3/15/15	554,000	563,761
Vodafone Group plc:
4.375% Sr. Unsec. Unsub. Nts., 2/19/43	554,000	534,820
6.25% Sr. Unsec. Nts., 11/30/32	605,000	736,753
		2,586,199

Utilities—0.8%
Electric Utilities—0.4%
American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[3]	560,000	589,399
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[3]	1,850,000	2,011,154
Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22	938,000	985,633
ITC Holdings Corp.:
3.65% Sr. Unsec. Nts., 6/15/24	1,670,000	1,706,773
5.30% Sr. Unsec. Nts., 7/1/43	402,000	462,463
Jersey Central Power & Light Co., 4.70% Sr. Unsec. Nts., 4/1/24[3]	888,000	955,452
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	368,000	411,846
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	1,413,000	1,441,911
PPL WEM Holdings Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[3]	2,185,000	2,487,419
		11,052,050

Independent Power and Renewable Electricity Producers—0.1%
Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	1,335,000	1,349,709
NRG Yield Operating LLC, 5.375% Sr. Unsec. Nts., 8/15/24[3]	318,000	323,565
		1,673,274

Multi-Utilities—0.3%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	1,629,000	1,793,988
CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,021,000	1,068,421

22 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Utilities (Continued)
CMS Energy Corp.: (Continued)
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	$1,221,000	$1,366,849
Consolidated Edison Co. of New York, Inc., 4.625% Sr. Unsec. Nts., 12/1/54	505,000	534,335
Dominion Resources, Inc., 2.50% Sr. Unsec. Nts., 12/1/19	1,550,000	1,566,363
NiSource Finance Corp., 4.80% Sr. Unsec. Nts., 2/15/44	537,000	570,439
TECO Finance, Inc., 6.75% Sr. Unsec. Nts., 5/1/15	1,168,000	1,197,001
		8,097,396
Total Non-Convertible Corporate Bonds and Notes (Cost $446,761,950)		459,791,322

Convertible Corporate Bonds and Notes—0.7%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25% Cv. Sr. Unsec. Nts., 12/1/40[4]	13,500,000	14,917,500
SEACOR Holdings, Inc.:
2.50% Cv. Sr. Unsec. Nts., 12/15/27	1,000,000	1,048,125
3.00% Cv. Sr. Unsec. Nts., 11/15/28	666,000	615,922
Total Convertible Corporate Bonds and Notes (Cost $16,325,067)		16,581,547

Corporate Loans—3.4%
Appvion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 6/28/19[2]	17,775,000	17,678,713
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/10/21[2]	14,363,014	14,380,967
Celanese US Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C3, 2.485%, 10/31/18[2]	9,875,250	9,896,413
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[2]	9,875,000	9,865,747
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[2]	17,511,840	17,438,868
International Lease Finance Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%, 2/26/21[2]	17,000,000	17,010,625
Total Corporate Loans (Cost $86,205,140)		86,271,333

	Shares
Structured Securities—3.4%
Goldman Sachs Group, Inc. (The), Actavis plc Equity Linked Nts., 12/26/14[1,3]	42,200	10,574,669
Goldman Sachs Group, Inc. (The), EOG Resources, Inc. Equity Linked Nts., 12/23/14[1,3]	123,000	10,705,328
Goldman Sachs Group, Inc. (The), HCA Holdings, Inc. Equity Linked Nts., 12/23/14[1,3]	98,200	6,871,156
Goldman Sachs Group, Inc. (The), Macy’s, Inc. Equity Linked Nts., 2/18/15[1,3]	171,000	10,710,849
Goldman Sachs Group, Inc. (The), Universal Health Services, Inc. Equity Linked Nts., 12/23/14[1,3]	62,600	6,577,661
Goldman Sachs Group, Inc. (The), Valero Energy Corp. Equity Linked Nts., 12/23/14[1,3]	202,000	9,894,938
Merrill Lynch International & Co. CV, AerCap Holdings NV Equity Linked Nts., 12/19/14[1,3]	224,216	10,080,569
Merrill Lynch International & Co. CV, Apple, Inc. Equity Linked Nts., 12/19/14[1,3]	99,602	11,158,205

23 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Structured Securities (Continued)
Merrill Lynch International & Co. CV, Juniper Networks, Inc. Equity Linked Nts., 12/19/14[1,3]	439,561	$9,929,099
Total Structured Securities (Cost $87,065,469)		86,502,474

		Exercise Price	Expiration Date		Contracts
Exchange-Traded Options Purchased—0.1%
S&P 500 Index Call[1]	USD	2,125.000	3/20/15	USD	230	655,500
S&P 500 Index Call[1]	USD	2,100.000	2/20/15	USD	375	1,091,250
S&P 500 Index Call[1]	USD	2,050.000	12/20/14	USD	240	751,200
S&P 500 Index Call[1]	USD	2,020.000	1/17/15	USD	100	690,100
United States Treasury Nts., 10 yr. Futures, 3/15 Call[1]	USD	127.500	2/20/15	USD	350	344,531
Total Exchange-Traded Options Purchased (Cost $2,396,482)						3,532,581

	Counterparty	Buy /Sell Protection	Reference Asset	Fixed Rate	Expiration Date		Notional (000’s)
Over-the-Counter Credit Default Swaptions Purchased—0.0%
Credit Default Swap maturing 6/20/19 Call[1]	JPM	Buy	CDX.NA.IG. 22	1.000%	12/17/14	USD	68,780	89
Credit Default Swap maturing 6/20/19 Call[1]	JPM	Buy	CDX.NA.IG. 22	1.000	12/17/14	USD	67,424	88
Total Over-the-Counter Credit Default Swaptions Purchased (Cost $217,520)								177

	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.1%
Interest Rate Swap maturing 1/25/26 Call[1]	GSG	Receive	Six-Month JPY BBA LIBOR	1.870	1/21/16	JPY	5,406,000	29,747
Interest Rate Swap maturing 11/22/27 Call[1]	GSG	Receive	Six-Month JPY BBA LIBOR	1.070	11/20/17	JPY	8,437,000	1,659,791

24 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap maturing 2/28/27 Call[1]	JPM	Receive	Three- Month USD BBA LIBOR	4.500%	2/24/17	USD	50,000	$553,818
Interest Rate Swap maturing 4/13/26 Call[1]	JPM	Receive	Three- Month USD BBA LIBOR	3.468	4/11/16	USD	33,000	437,728
Interest Rate Swap maturing 4/13/26 Call[1]	JPM	Receive	Three- Month USD BBA LIBOR	3.410	4/11/16	USD	33,000	470,349
Interest Rate Swap maturing 4/27/26 Call[1]	JPM	Receive	Three- Month USD BBA LIBOR	3.373	4/25/16	USD	30,000	468,312
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $8,747,006)								3,619,745

	Shares
Investment Companies—25.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[10,11]	297,701,194	297,701,194
Oppenheimer Master Loan Fund, LLC[10]	18,401,410	268,554,901
Oppenheimer Ultra-Short Duration Fund, Cl. Y10	6,062,849	60,749,744
SPDR Gold Trust Exchange Traded Fund[1]	166,000	18,610,260
Total Investment Companies (Cost $650,065,715)		645,616,099

	Principal Amount
Municipal Bonds and Notes—0.1%
University of Puerto Rico, 5%, 6/1/16	$295,000	244,044
University of Puerto Rico, Series P, 5%, 6/1/30	5,625,000	3,355,819
Total Municipal Bonds and Notes (Cost $3,680,990)		3,599,863

Total Investments, at Value (Cost $2,639,724,843)	108 .9%	2,753,780,471
Net Other Assets (Liabilities)	(8 .9)	(225,991,979)
Net Assets	100.0%	$2,527,788,492

Footnotes to Consolidated Statement of Investments

*November 28, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Consolidated Notes.

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

25 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $316,439,586 or 12.52% of the Fund’s net assets as of November 28, 2014.

4. Restricted security. The aggregate value of restricted securities as of November 28, 2014 was $97,800,978, which represents 3.87% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Aircraft Lease Securitisation Ltd., Series 2007-1A, Cl. G3, 0.417%, 5/10/32	5/14/13-7/19/13	$15,092,334	$15,476,005	$383,671
Airspeed Ltd., Series 2007-1A, Cl. G1, 0.425%, 6/15/32	7/28/10-10/21/10	23,430,819	23,607,625	176,806
Airspeed Ltd., Series 2007-1A, Cl. G2, 0.435%, 6/15/32	4/8/11	8,332,772	8,317,957	(14,815)
Blade Engine Securitization Ltd., Series 2006-1A, Cl. B, 3.155%, 9/15/41	11/10/09	4,596,024	2,969,377	(1,626,647)
Blade Engine Securitization Ltd., Series 2006-1AW, Cl. A1, 0.455%, 9/15/41	4/19/13-5/29/13	17,170,526	17,487,101	316,575
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25% Cv. Sr. Unsec. Nts., 12/1/40	9/23/13-9/25/13	14,659,067	14,917,500	258,433
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds	10/27/14-11/13/14	2,112,698	2,135,250	22,552
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	5/1/13-5/8/13	2,805,304	2,903,250	97,946
Raspro Trust, Series 2005-1A, Cl. G, 0.633%, 3/23/24	6/11/13	493,626	519,772	26,146
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15	11/10/10-10/1/14	2,026,193	2,034,637	8,444
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds	3/10/10-9/29/14	3,100,814	3,513,799	412,985
TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17	3/31/14-4/8/14	1,921,107	1,908,090	(13,017)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	11/20/13-11/26/14	1,955,366	2,010,615	55,249
		$97,696,650	$97,800,978	$104,328

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $9,743,838 or 0.39% of the Fund’s net assets as of November 28, 2014.

6. Interest rate is less than 0.0005%.

26 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $181,480 or 0.01% of the Fund’s net assets as of November 28, 2014.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after November 28, 2014. See Note 4 of the accompanying Consolidated Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended November 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions	Gross Reductions	Shares November 28, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	142,722,250	458,802,985	303,824,041	297,701,194
Oppenheimer Master Loan Fund, LLC	18,401,410	—	—	18,401,410
Oppenheimer Ultra-Short Duration Fund, Cl. Y	6,058,107	4,742	—	6,062,849

		Value	Income	Realized Loss
Oppenheimer Institutional Money Market Fund, Cl. E		$297,701,194	$80,726	$—
Oppenheimer Master Loan Fund, LLC		268,554,901	3,561,342 [b]	597,213 [b]
Oppenheimer Ultra-Short Duration Fund, Cl. Y		60,749,744	48,609	—

Total		$627,005,839	$3,690,677	$597,213

a. August 29, 2014 represents the last business day of the Fund’s reporting period. See Note 4 of the accompanying Consolidated Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

11. Rate shown is the 7-day yield as of November 28, 2014.

Forward Currency Exchange Contracts as of November 28, 2014
Counterparty	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation
CITNA-B	01/2015	USD	11,786	CAD	13,300	$175,147
DEU	01/2015	USD	9,227	AUD	10,600	239,917
MSCO	01/2015	USD	28,483	JPY	3,040,000	2,844,905
RBS	01/2015	USD	9,356	EUR	7,300	268,816

Total Unrealized Appreciation and Depreciation						$3,528,785

Futures Contracts as of November 28, 2014
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
90 Day Euro	CME	Sell	12/19/16	125	$30,729,688	$(182,676)
Euro-BTP	EUX	Sell	12/8/14	50	8,338,054	(281,888)

27 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	3/20/15	401	$57,192,625	$649,185
United States Treasury Nts., 2 yr.	CBT	Sell	3/31/15	360	78,890,625	(80,138)
United States Treasury Nts., 5 yr.	CBT	Buy	3/31/15	13	1,553,398	3,426
United States Treasury Nts., 10 yr.	CBT	Sell	3/20/15	209	26,552,797	(171,971)
United States Treasury Ultra Bonds	CBT	Buy	3/20/15	158	25,408,375	468,336

						$404,274

Cleared Credit Default Swaps at November 28, 2014
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/(Paid)	Value

CDX.IG.22	Sell	1.000%	6/20/19	USD	25,000	$(496,010)	$552,648

CDX.NA.HY.22	Buy	5.000	6/20/19	USD	19,800	1,717,650	(1,643,514)

iTraxx.Main.21	Buy	1.000	6/20/19	EUR	19,000	496,756	(569,873)

Total Cleared Credit Default Swaps						$1,718,396	$(1,660,739)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**

Investment Grade Corporate Debt Indexes	$25,000,000	$-	BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Total Return Swaps at November 28, 2014
Reference Asset	Counterparty	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)		Value

BX Index	GSG	Receive	One-Month USD BBA LIBOR plus 65 basis points	3/16/15	USD	12,409	$360,538

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

28 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Counterparty Abbreviations
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSG	Goldman Sachs Group, Inc. (The)
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.
RBS	Royal Bank of Scotland plc (The)

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BX	The Blackstone Group LP Index
CDX.IG.22	Markit CDX Investment Grade Index
CDX.NA.HY.22	Markit CDX North American High Yield
CDX.NA.IG.22	Markit CDX North American Investment Grade High Volatility
iTraxx.Main.21	Credit Default Swap Trading Index for a Specific Basket of Securities

Exchange Abbreviations
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchanges
EUX	European Stock Exchange

29 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENTS OF INVESTMENTS November 28, 2014 Unaudited

1. Organization

Oppenheimer Capital Income Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Capital Income Fund (Cayman) Ltd. (the “Subsidiary”), which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At November 28, 2014, the Fund owned 9,632 shares with a market value of $22,774,828.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

30 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENTS OF INVESTMENTS Unaudited / Continued

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a

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3. Securities Valuation (Continued)

remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

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3. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of November 28, 2014 based on valuation input level:

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3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$79,074,215	$—	$—	$79,074,215
Consumer Staples	39,630,660	—	—	39,630,660
Energy	65,886,849	3,956,189	—	69,843,038
Financials	92,996,546	—	—	92,996,546
Health Care	76,835,057	13,160,524	—	89,995,581
Industrials	69,802,865	—	—	69,802,865
Information Technology	35,840,889	8,062,374	—	43,903,263
Materials	30,859,094	—	—	30,859,094
Telecommunication Services	44,310,708	—	—	44,310,708
Utilities	75,381,620	—	—	75,381,620
Preferred Stocks	—	6,351,330	—	6,351,330
Asset-Backed Securities	—	266,486,793	17,487,101	283,973,894
Mortgage-Backed Obligations	—	466,396,289	—	466,396,289
U.S. Government Obligations	—	55,746,227	—	55,746,227
Non-Convertible Corporate Bonds and Notes	—	459,791,322	—	459,791,322
Convertible Corporate Bonds and Notes	—	16,581,547	—	16,581,547
Corporate Loans	—	86,271,333	—	86,271,333
Structured Securities	—	86,502,474	—	86,502,474
Exchange-Traded Options Purchased	3,532,581	—	—	3,532,581
Over-the-Counter Credit Default Swaptions Purchased	—	177	—	177
Over-the-Counter Interest Rate Swaptions Purchased	—	3,619,745	—	3,619,745
Investment Companies	377,061,198	268,554,901	—	645,616,099
Municipal Bonds and Notes	—	3,599,863	—	3,599,863

Total Investments, at Value	991,212,282	1,745,081,088	17,487,101	2,753,780,471
Other Financial Instruments:
Swaps, at value	—	360,538	—	360,538
Centrally cleared swaps, at value	—	552,648	—	552,648
Futures contracts	1,120,947	—	—	1,120,947
Foreign currency exchange contracts	—	3,528,785	—	3,528,785

Total Assets	$992,333,229	$1,749,523,059	$17,487,101	$2,759,343,389

Liabilities Table
Other Financial Instruments:
Centrally cleared swaps, at value	$—	$(2,213,387)	$—	$(2,213,387)
Futures contracts	(716,673)	—	—	(716,673)

Total Liabilities	$(716,673)	$(2,213,387)	$—	$(2,930,060)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

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3. Securities Valuation (Continued)

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Asset-Backed Securities	$(18,529,916)	$18,529,916

Total Assets	$(18,529,916)	$18,529,916

*Transferred from Level 2 to Level 3 because of the lack of observable market data.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Consolidated Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or

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4. Investments and Risks (Continued)

reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 28, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$295,073,690
Sold securities	31,760,299

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

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4. Investments and Risks (Continued)

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Restricted Securities. As of November 28, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended November 28, 2014, the Fund had daily average contract amounts on forward contracts to buy and sell of $830,829 and $49,195,968, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the period ended November 28, 2014, the Fund had an ending monthly average market value of $69,033,928 and $169,522,451 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended November 28, 2014, the Fund had an ending monthly average market value of $1,953,162 on purchased call options.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

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5. Risk Exposures and the Use of Derivative Instruments (Continued)

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual issuers and/or indexes of issuers.

For the period ended November 28, 2014, the Fund had ending monthly average notional amounts of $37,712,375 and $25,000,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

42 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENTS OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

For the period ended November 28, 2014, the Fund had ending monthly average notional amounts of $11,819,982 on total return swaps which are long the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised.

43 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENTS OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the period ended November 28, 2014, the Fund had an ending monthly average market value of $3,226,167 on purchased swaptions.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of November 28, 2014, the Fund has required certain counterparties to post collateral of $6,027,614.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets

44 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENTS OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts

45 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENTS OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,641,262,323
Federal tax cost of other investments	(62,479,436)

Total federal tax cost	$2,578,782,887

Gross unrealized appreciation	$150,089,588
Gross unrealized depreciation	(36,748,971)

Net unrealized appreciation	$113,340,617

46 OPPENHEIMER CAPITAL INCOME FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/8/2015